As filed with the Securities and Exchange Commission on November 2, 2015

Securities Act File No. 333-141111

Investment Company Act File No. 811-22025

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

The Securities Act Of 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 57	☒
and/or
Registration Statement
Under
The Investment Company Act Of 1940	☒
Amendment No. 58	☒
(Check appropriate box or boxes)

VOYA SEPARATE PORTFOLIOS TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. Voya Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258	With copies to: Elizabeth J. Reza Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (b)
☐	on (date), pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 57 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 2nd day of November 2015.

Voya Separate Portfolios Trust

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

	President, Chief Executive Officer and Interested Trustee	November 2, 2015
Shaun P. Mathews*

	Senior Vice President and Chief/Principal Financial Officer	November 2, 2015
Todd Modic*

	Trustee	November 2, 2015
Colleen D. Baldwin*

	Trustee	November 2, 2015
John V. Boyer*

	Trustee	November 2, 2015
Patricia W. Chadwick*

	Trustee	November 2, 2015
Albert E. DePrince, Jr.*

	Trustee	November 2, 2015
Peter S. Drotch*

	Trustee	November 2, 2015
Martin J. Gavin*

	Trustee	November 2, 2015
Russell H. Jones*

	Trustee	November 2, 2015
Patrick W. Kenny*

	Trustee	November 2, 2015
Joseph E. Obermeyer*

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	Trustee	November 2, 2015
Sheryl K. Pressler*

	Trustee	November 2, 2015
Christopher P. Sullivan*

	Trustee	November 2, 2015
Roger B. Vincent*

* By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-fact **

**	Powers of attorney for Shaun Mathews, Todd Modic and each Trustee dated July 9, 2015 were filed as an attachment with Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on July 29, 2015 and are incorporated herein by reference. The Power of Attorney for Martin J. Gavin, dated August 1, 2015 was filed as an attachment with Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on September 28, 2015 and is incorporated herein by reference. The Power of Attorney for Christopher P. Sullivan, dated October 1, 2015 was filed as an attachment with Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on October 13, 2015 and is incorporated herein by reference.

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EXHIBIT INDEX

Voya Separate Portfolios Trust

EXHIBIT NUMBER	EXHIBIT DESCRIPTION

EX-101.INS	XBRL INSTANCE DOCUMENT

EX-101.SCH	XBRL TAXONOMY EXTENSION SCHEMA DOCUMENT

EX-101.CAL	XBRL TAXONOMY EXTENSION CALCULATION LINKBASE

EX-101.DEF	XBRL TAXONOMY EXTENSION DEFINITION LINKBASE

EX-101.LAB	XBRL TAXONOMY EXTENSION LABELS LINKBASE

EX-101.PRE	XBRL TAXONOMY EXTENSION PRESENTATION LINKBASE

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